C2 Property, plant and equipment	12 Months Ended
Dec. 31, 2018
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C2 Property, plant and equipment

C2 Property, plant and equipment

Property, plant and equipment 2018

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	6,510	3,819	30,614	1,608	42,551
Additions	11	124	1,976	1,864	3,975
Balances regarding acquired/divested businesses	—	–11	–116	—	–127
Sales/disposals	–484	–649	–2,430	–332	–3,895
Reclassifications	566	8	1,707	–2,281	—
Translation difference	241	81	718	12	1,052

Closing balance	6,844	3,372	32,469	871	43,556
Accumulated depreciation
Opening balance	–3,529	–3,288	–21,552	—	–28,369
Depreciations	–425	–211	–2,639	—	–3,275
Balances regarding divested businesses	—	5	71	—	76
Sales/disposals	393	615	1,911	—	2,919
Reclassification	—	1	–1	—	—
Translation difference	–142	–70	–559	—	–771

Closing balance	–3,703	–2,948	–22,769	—	–29,420
Accumulated impairment losses
Opening balance	–241	–64	–1,020	—	–1,325
Impairment losses	–119	–22	–427	—	–568
Sales/disposals	78	20	557	—	655
Translation difference	–10	—	–39	—	–49

Closing balance	–292	–66	–929	—	–1,287

Net carrying value	2,849	358	8,771	871	12,849

Contractual commitments for the acquisition of property, plant and equipment as per December 31, 2018, amounted to SEK 366 (350) million.

In 2018 impairment losses have been made of SEK 0.6 (2.2) billion, where SEK 1.2 billion in 2017 were related to the divest and sale of the ICT center in Canada, as rapid technology development allows the Company to consolidate test activities to the two remaining centers in Sweden. The impairment loss of SEK 0.6 (2.2) billion by segment was Networks SEK 0.3 (1.0) billion, Digital Services SEK 0.2 (0.7) billion, Managed Services SEK 0.0 (0.1) billion and Emerging Business and Other SEK 0.0 (0.4) billion.

Property, plant and equipment 2017

	Real estate	Machinery and other technical assets	Other equipment, tools and installations	Construction in progress and advance payments	Total
Cost
Opening balance	7,132	4,286	33,134	2,648	47,200
Additions	150	183	1,317	2,227	3,877
Balances regarding acquired/divested businesses	–9	–134	–12	—	–155
Sales/disposals	–1,323	–457	–5,387	–185	–7,352
Reclassifications	757	56	2,226	–3,039	—
Translation difference	–197	–115	–664	–43	–1,019

Closing balance	6,510	3,819	30,614	1,608	42,551
Accumulated depreciation
Opening balance 1)	–3,528	–3,629	–22,951	—	–30,108
Depreciations	–458	–279	–3,366	—	–4,103
Balances regarding divested businesses	9	85	11	—	105
Sales/disposals	349	442	4,263	—	5,054
Translation difference	99	93	491	—	683

Closing balance	–3,529	–3,288	–21,552	—	–28,369
Accumulated impairment losses
Opening balance 1)	–144	–25	–189	—	–358
Impairment losses	–297	–42	–1,872	—	–2,211
Sales/disposals	200	4	1,050	—	1,254
Translation difference	—	–1	–9	—	–10

Closing balance	–241	–64	–1,020	—	–1,325

Net carrying value	2,740	467	8,042	1,608	12,857

1)

The opening balances have been reclassified compared to the Annual Report 2017 between accumulated depreciation and accumulated impairment losses with an amount of SEK 233 million. The total accumulated depreciation changed from SEK –30,341 to –30,108 million and the total accumulated impairment losses changed from SEK –125 to –358 million. The amount is divided between the different categories with SEK 101 million on Real estate, SEK 22 million on Machinery and other technical assets, and SEK 110 million on Other equipment, tools and installations. Based on IAS 1 this reclassification is considered not to be material and have had no impact on the financial statements.